Investment Strategy - Hartford Hybrid and Credit Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by primarily investing in hybrid capital securities and other credit-related instruments of corporate issuers globally that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), considers to be attractive from a total return and current income perspective. The Fund normally invests at least 80% of its assets in a combination of hybrid capital securities and other credit-related instruments.Hybrid capital securities and other credit related instruments include, but are not limited to, traditional preferred securities, trust preferred securities, floating rate preferred securities, convertible securities (including contingent convertible securities (“CoCos”) and additional tier 1 instruments), junior subordinated debt, corporate bonds, bank loans and loan participation interests, fixed-income securities issued by foreign governments (including quasi-sovereign debt), and U.S. government and U.S. government agency securities. The Fund may invest in certain restricted securities, such as securities that are only eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S.The Fund may use derivatives such as futures, options, currency forwards and/or swaps to manage portfolio risk, to efficiently obtain exposure to hybrid capital securities and/or other credit-related instruments and for other investment purposes. The Fund may use futures to equitize cash. The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective. Wellington Management will tactically shift the Fund’s holdings and asset allocations as appropriate based on market conditions and its view of investment opportunities across the capital structure of the global corporate universe. Wellington Management focuses on the hybrid and fixed income portion of the capital structure. The Fund uses both a top-down and bottom-up security selection approach. The Fund may invest in securities of any maturity or duration. The Fund normally invests in both investment grade securities and non-investment grade securities (also known as “junk bonds”). The Fund’s investment manager, Hartford Funds Management Company, LLC, may seek to manage distributions throughout the year to help reduce fluctuations in monthly dividends. As a result, the Fund may not distribute all of its net investment income on a monthly basis.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Hybrid capital securities and other credit related instruments include, but are not limited to, traditional preferred securities, trust preferred securities, floating rate preferred securities, convertible securities (including contingent convertible securities (“CoCos”) and additional tier 1 instruments), junior subordinated debt, corporate bonds, bank loans and loan participation interests, fixed-income securities issued by foreign governments (including quasi-sovereign debt), and U.S. government and U.S. government agency securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Hybrid capital securities and other credit related instruments include, but are not limited to, traditional preferred securities, trust preferred securities, floating rate preferred securities, convertible securities (including contingent convertible securities (“CoCos”) and additional tier 1 instruments), junior subordinated debt, corporate bonds, bank loans and loan participation interests, fixed-income securities issued by foreign governments (including quasi-sovereign debt), and U.S. government and U.S. government agency securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its assets in a combination of hybrid capital securities and other credit-related instruments.